Annual Total Returns - Fidelity® Long-Term Treasury Bond Index Fund [BarChart] - 02.28 Fidelity Treasury Bond Index Funds Combo Pro-06 - Fidelity® Long-Term Treasury Bond Index Fund - Fidelity Long-Term Treasury Bond Index Fund
Apr. 29, 2021
Bar Chart Table:
Annual Return 2011	29.49%
Annual Return 2012	3.32%
Annual Return 2013	(12.77%)
Annual Return 2014	25.43%
Annual Return 2015	(1.52%)
Annual Return 2016	1.12%
Annual Return 2017	8.59%
Annual Return 2018	(1.63%)
Annual Return 2019	14.22%
Annual Return 2020	17.81%